14. LOANS AND BORROWINGS (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 22,404,426	R$ 18,620,279	R$ 22,165,444
Mortgage guarantees	44,816	51,237
Related to FINEM-BNDES [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Mortgage guarantees		45,516
Related to tax incentives and other [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Mortgage guarantees	R$ 44,816	R$ 5,721